RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Parties) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due to related parties	$ 1,973,591	$ 1,177,490
Changzhou Mobile [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	8,292	2,610
Suzhou Mobile [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	80,885	63,941
Eastlong Huatong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	842	56,119
Shenzhen Champs Elysees Renovations Co., Ltd. ("Champs Elysees") [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	126,652	3,807
Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye") [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	241,869	219,094
Shenzhen Meiye Qiye Development Co., Ltd. ("Qiye") [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	974	1,029
Shenzhen Champs Elysees Investment Co., Ltd. ("Champs Elysees Investment") [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	770,333
Guangtong Mobile [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	66,788	115,093
Zhongguanguoji [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 676,956	$ 715,797